Summary of Significant Accounting Policies (Details Textual )	2 Months Ended
Sep. 30, 2020 USD ($) shares
Federal depository insurance coverage limit (in Dollars) | $	$ 250,000
Private Placement [Member]
Common stock subject to forfeiture	26,412,674
Diluted loss per share	21,425,000
Class A Ordinary Shares [Member]
Shares subject to possible redemption	26,412,674
US Treasury Securities [Member]
Maturity days	185 days